UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road

Albany, New York 12205

(Address of principal executive offices)

 (Zip code)

Gregory A. Roeder

Adirondack Research and Management, Inc.

26 Vly Road

Alabany, New York 12205

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 518-439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Adirondack Small Cap Fund

AGERE

Ticker Symbol:AGRA	Cusip Number:00845V308
Record Date: 12/27/2006	Meeting Date: 2/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With
2	Approve Long termv incentive compensation plan	For	Issuer	For	With
3	Approve Non employee stock plan	For	Issuer	For	With
4	Ratify slection of Auditor	For	Issuer	For	With

ALDERWOODS GROUP, INC.

Ticker Symbol:AWGI	Cusip Number:12612L108
Record Date: 4/24/2006	Meeting Date: 5/30/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve merger agreement	For	Issuer	For	With
2	Elect 10 directors	For	Issuer	For	With
3	Approve adjornments/postponements if necessary	For	Issuer	For	With

AVID TECHNOLOGY, INC.

Ticker Symbol:AVID	Cusip Number:05367P100
Record Date: 5/24/2006	Meeting Date: 3/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect 2 directors	For	Issuer	For	With
2	Ratify the appointment of independant auditor	For	Issuer	For	With
3	Transact such other business as may properly come before the meeting	For	Issuer	For	With

AVID TECHNOLOGY, INC.

Ticker Symbol:AVID	Cusip Number:05367P100
Record Date: 3/28/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect 2 directors	For	Issuer	For	With
2	Ratify the appointment of independant auditor	For	Issuer	For	With

AXCELIS TECHNOLOGIES, INC.

Ticker Symbol:ACLS	Cusip Number:054540109
Record Date: 3/15/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 2 directors	For	Issuer	For	With
2	Ratify the appointment of independant auditor	For	Issuer	For	With

BKF CAPITAL GROUP, INC.

Ticker Symbol:BKF	Cusip Number:05548G102
Record Date: 5/23/2006	Meeting Date: 6/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Approve 2006 equity incentive plan	For	Issuer	For	With
3	Ratify the appointmnet of Grant Thornton as the companies independant auditor	For	Issuer	For	With

CALLOWAY GOLF COMPANY

Ticker Symbol:ELY	Cusip Number:131193104
Record Date: 4/7/2006	Meeting Date: 6/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Approve 2006 equity incentive plan	For	Issuer	For	With
3	Ratify appointment of Deloittee & Touche as auditors	For	Issuer	For	With

CNA SURETY

Ticker Symbol:SUR	Cusip Number:12612L108
Record Date: 3/1/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Approve 2006 equity incentive plan	For	Issuer	For	With
3	Ratify appointment of Deloittee & Touche as auditors	For	Issuer	For	With

CROWN HOLDINGS

Ticker Symbol:CCK	Cusip Number:228368106
Record Date: 3/14/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 12 directors	For	Issuer	For	With
2	Ratify the appointment of independant auditor	For	Issuer	For	With
3	Approve stock based incentive comp plan	For	Issuer	For	With

DDI CORP

Ticker Symbol:DDIO	Cusip Number:233162502
Record Date: 4/7/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Ratify The appointment of Pricwaterhousecoopers LLP	For	Issuer	For	With

DREAMWORKS ANIMATION SKG

Ticker Symbol:DWA	Cusip Number:26153C103
Record Date: 3/31/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect 10 directors	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young as Auditor	For	Issuer	For	With

DYNEGY, INC.

Ticker Symbol:DYN	Cusip Number:26816Q101
Record Date: 3/22/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect eight directors	For	Issuer	For	With
2	Amend Articals of incorporation	For	Issuer	For	With
3	Amend Articals of Incorporation	For	Issuer	For	With
4	Ratify the appointment of Pricewaterhousecoopers LLP	For	Issuer	For	With

ELECTRO SCIENTIFIC INDUSTRIES, INC.

Ticker Symbol:ESIO	Cusip Number:285229100
Record Date: 8/15/2005	Meeting Date: 10/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify The appointment of KPMG LLP as auditor	For	Issuer	For	With
3	Authorizing ato vote on other matters such as adjournments or postponements	For	Issuer	For	With

ENCORE MEDICAL

Ticker Symbol:ENMC	Cusip Number:29256E109
Record Date: 3/31/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With
2	Approve incentive stock plan	For	Issuer	For	With

ENTRUST, INC.

Ticker Symbol:ENTU	Cusip Number:292984438
Record Date: 3/8/2006	Meeting Date: 5/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect William Conner & Doug Schloss	Against	Issuer	For	With
2	Approve the 2006 Stock Incentive plan	Against	Issuer	For	With
3	Ratify Grant Thornton LLP as Independant Auditor	For	Issuer	For	With

FERRO CORPORATION

Ticker Symbol:FOE	Cusip Number:315405100
Record Date: 3/3/2006	Meeting Date: 4/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With

GEORGIA GULF CORPORATION

Ticker Symbol:GGC	Cusip Number:373200203
Record Date: 3/29/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as Auditor	For	Issuer	For	With

KEYNOTE SYSTEMS INC.

Ticker Symbol:KEYN	Cusip Number:493308100
Record Date: 2/7/2006	Meeting Date: 3/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors (Gupta,Cowan,Rieman,Gyani,Penney,Ocampo,Bolt)	For	Issuer	For	With
2	Approve Amendments to the 1999 Equity incentive plan	For	Issuer	For	With
3	Ratify the selection of KPMG LLP as Auditor	For	Issuer	For	With

KING PHARMACEUTICALS, INC.

Ticker Symbol:KG	Cusip Number:108175971
Record Date: 3/31/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 2 directors	For	Issuer	For	With
2	Amendment to Charter	For	Issuer	For	With
3	Ratify appointment of Pricewaterhousecoopers LLP as Independant Accountants	For	Issuer	For	With
4	Non Binding proposal requesting that annual elections of directors be established	Against	Stockholder	Against	With

KNIGHT CAPITAL GROUP, INC.

Ticker Symbol:NITE	Cusip Number:499005106
Record Date: 4/3/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 8 directors	For	Issuer	For	With
2	Approve 2006 equity incentive plan	For	Issuer	For	With
3	Ratify appointment of Pricewaterhousecoopers LLP as Independant Accountants	For	Issuer	For	With

LAWSON SOFTWARE INC.

Ticker Symbol:LWSN	Cusip Number:520780107
Record Date: 2/28/2006	Meeting Date: 4/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve Merger and Adopt merger agreement	For	Issuer	For	With
2	Approve the issuance and exchange of shares	For	Issuer	For	With
3	Approve recommended slate of directors	For	Issuer	For	With
4	Ratify and approve the appointment of PriceWaterhouse Coopers LLP	For	Issuer	For	With

LIGHTBRIDGE, INC.

Ticker Symbol:LTBG	Cusip Number:532226107
Record Date: 5/3/2006	Meeting Date: 6/29/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect 2 directors	For	Issuer	For	With
2	adjournments	For	Issuer	For	With

MEDALLION FINANCIAL

Ticker Symbol:TAXI	Cusip Number:583292810
Record Date: 4/21/2006	Meeting Date: 6/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Approve Director stock option plan	For	Issuer	For	With
3	Approve Employee option plan	For	Issuer	For	With

MONTPELIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/31/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect six directors	For	Issuer	For	With
2	Elect designated directors for Montpelier Reinsurance Ltd (a wholly-owned reinsurance company organized under the laws of Bermuda)	For	Issuer	For	With
3	Appoint Pricewaterhousecoopers as independant accountant	For	Issuer	For	With

MONTPELIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 5/22/2006	Meeting Date: 6/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve reduction of the companies share premium account	For	Issuer	For	With

PEROT SYSTEMS

Ticker Symbol:PER	Cusip Number:714265105
Record Date: 3/13/2006	Meeting Date: 5/10/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With
2	Approve non employee stock program	For	Issuer	For	With
3	ratify the appoinment of Auditors	For	Issuer	For	With

PLAYTEX PRODUCTS

Ticker Symbol:PYX	Cusip Number:72813P100
Record Date: 3/24/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 9 directors	For	Issuer	For	With
2	Ratify The appointment of KPMG LLP as auditor	For	Issuer	For	With

PRESSTEK INC.

Ticker Symbol:PRST	Cusip Number:741113104
Record Date: 4/17/2006	Meeting Date: 6/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect eight directors	For	Issuer	For	With
2	Ratify the appointment of BDO Seidman, LLP as Auditor	For	Issuer	For	With

QUINTO CARDIOLOGY

Ticker Symbol:QUIN	Cusip Number:748773108
Record Date: 8/31/2005	Meeting Date: 8/31/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve Merger agreement with Cardiology Systems, Inc.	For	Issuer	For	With
2	Approve adjornments or postponements of the special meeeting to permit fdurther solicitation of proxies if necessary.	For	Issuer	For	With
1	Approve Merger agreement with Cardiology Systems, Inc.	For	Issuer	For	With
2	Approve adjornments or postponements of the special meeeting to permit fdurther solicitation of proxies if necessary.	For	Issuer	For	With

SEMCO ENERGY INC

Ticker Symbol:SEN	Cusip Number:78412D109
Record Date: 3/23/2006	Meeting Date: 5/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors (Ferris,Naughton,Rodgers)	For	Issuer	For	With

SKILLSOFT PLC

Ticker Symbol:SKIL	Cusip Number:830928107
Record Date: 8/23/2005	Meeting Date: 9/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receive & consider Financial statements	For	Issuer	For	With
2b	Re-elect Mr. Gross	For	Issuer	For	With
2a	Re-elect Mr. Moran	For	Issuer	For	With
3	Authorize the Audit committee to fix remuneration of the co's Auditor	For	Issuer	For	With
1	Receive & consider Financial statements	For	Issuer	For	With
2b	Re-elect Mr. Gross	For	Issuer	For	With
2a	Re-elect Mr. Moran	For	Issuer	For	With
3	Authorize the Audit committee to fix remuneration of the co's Auditor	For	Issuer	For	With

SKILSOFT PLC

Ticker Symbol:SKIL	Cusip Number:830928107
Record Date: 2/6/2006	Meeting Date: 3/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve director remuneration	For	Issuer	For	With
2	Approve share purchase agreement	For	Issuer	For	With
3	Amend the Companies share option plan	For	Issuer	For	With

SUMMA INDUSTRIES

Ticker Symbol:SUMX	Cusip Number:86562T105
Record Date: 12/16/2005	Meeting Date: 1/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two Board Memeber	For	Issuer	For	With
2	Transact such other business as may properly come before the Annual meeting	For	Issuer	For	With

SUMTOTAL SYSTEMS INC.

Ticker Symbol:SUMT	Cusip Number:866615107
Record Date: 4/18/2006	Meeting Date: 6/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Approve amendement in equity incentive plan	For	Issuer	For	With
3	Ratify the appointmnet of BDO Seidman as the companies independant auditor	For	Issuer	For	With

THE PHOENIX COMPANIES, INC.

Ticker Symbol:PNX	Cusip Number:71902E109
Record Date: 2/28/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 4 Directors	For	Issuer	For	With
2	Ratify The appointment of Pricwaterhousecoopers LLP	For	Issuer	For	With

TOMMY HILFIGER

Ticker Symbol:TOM	Cusip Number:G8915Z102
Record Date: 11/22/2005	Meeting Date: 12/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Elect T. Hilfiger, J. Devard, R.T. SZE	Against	Issuer	For	Against
02	Appoint Price Waterhousecoopers LLC as auditor.	For	Issuer	For	With

TOMMY HILFIGER CORPORATION

Ticker Symbol:TOM	Cusip Number:G8915Z102
Record Date: 2/28/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve merger agreement	For	Issuer	For	With
2	Approve adjournement or postponement of the meeting to solicit sufficient votes.	For	Issuer	For	With

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 5/5/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Receive and consider the Financial Statements	For	Issuer	For	With
02	Re-elect one director	For	Issuer	For	With
03	Authorize the BOD to Fix the Auditors remuneration	For	Issuer	For	With
04	Authorize share-buybacks	For	Issuer	For	With
05	Authorize re-issue of Treasury stock	For	Issuer	For	With
06	Authorize increase in ordinary shares	For	Issuer	For	With
07	Approve employee option plan	For	Issuer	For	With

TTM TECHNOLOGIES INC.

Ticker Symbol:TTMI	Cusip Number:87305R109
Record Date: 4/24/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect 1 director	For	Issuer	For	With
2	Approve 2006 equity incentive plan	For	Issuer	For	With

TTM TECHNOLOGIES, INC.

Ticker Symbol:TTMI	Cusip Number:87305R109
Record Date: 6/30/2005	Meeting Date: 8/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two class II directors for a term expiring in 2008	For	Issuer	For	With
2	Approve a plan of merger to effect reincorporation in Delaware	For	Issuer	For	With
1	Elect two class II directors for a term expiring in 2008	For	Issuer	For	With
2	Approve a plan of merger to effect reincorporation in Delaware	For	Issuer	For	With

VASCULAR SOLUTIONS INC

Ticker Symbol:VASC	Cusip Number:92231M109
Record Date: 2/17/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Eight directors	For	Issuer	For	With
2	Approve amendement in stock options plan	For	Issuer	For	With
3	Approve Virchow, Krause & Company, LLP as auditor	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

* Gregory A. Roeder

President and Chief Compliance Officer

By /s/Matthew Reiner

* Matthew Reiner

Treasurer and Principal Financial Officer

Date: August 29, 2006

*Print the name and title of each signing officer under his or her signature.